Annual Total Returns - Prospectus Summary - Dreyfus Institutional Preferred Government Money Market Fund	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hamilton Shares
Prospectus [Line Items]
Annual Return [Percent]	5.19%	5.06%	1.59%	0.01%	0.35%	2.10%	1.74%	0.78%	0.24%	0.02%
Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.24%	5.11%	1.63%	0.01%	0.40%	2.15%	1.79%	0.83%	0.29%	0.07%